UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21576
Name of registrant:		Stock Dividend Fund
Address:			8150 N. Central Expwy #101, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2005 through June 30, 2006




                       ABBREVIATIONS USED IN THIS REPORT

AGR            AGREEMENT                INDEP        INDEPENDENCE
BD             BOARD                    INDUS        INDUSTRY
CERT           CERTIFICATE              INT          INTERNATIONAL
CHAR           CHAIRMAN                 MED          MEDICINES
COMM           COMMITTEE                MGMT         MANAGEMENT
CO             COMPANY                  MODI         MODIFIED
COMP           COMPENSATION             MTG          MEETING
CONT           CONTRIBUTION             NONEMP       NON-EMPLOYEE
CORP           CORPORATION              OPT          STOCK OPTIONS
DECLS          DECLASSIFY               PERF         PERFORMANCE
DEFER          DEFERRED                 PL           PLAN
DSHIPS         DIRECTORSHIPS            POL          POLITICAL
ECON           ECONOMIC                 PUR          PURCHASE
EMP            EMPLOYEE                 REP          REPORT
EXEC           EXECUTIVE                REV          REVENUES
EXP            COSTS                    SHAR         SHAREHOLDER
GOVT           GOVERNMENT               STD          STANDARDS
INC            INCORPORATED             SKT          STOCK
INCENT         INCENTIVE                SUST         SUSTAINABILITY






PROXY VOTING FROM 6/30/05 TO 6/30/06


Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Paccar Inc		04/25	Directors		C	For	For
PCAR	693718108	04/25	Long Term Incent Plan	CO	For	For
			04/25	Snr Exec Yearly Incent	CO	For	For
			04/25	Election of Directors	SHAR	Against	Against
			04/25	Director Vote Thresh	SHAR	Against	Against

Polaris Industries	04/20	Directors		CO	For	For
PII	731068102	04/20	EMP Stock Purch Plan	CO	For	For
			04/20	Other Business		CO	For	For

PPG Industries		04/20	Directors		CO	For	For
PPG	693506107	04/20	Omnibus Incent Plan	CO	For	For
			04/20	Accounting Firm		CO	For	For








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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) STOCK DIVIDEND FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/14/06